CONSOLIDATED STATEMENT OF CHANGES IN NET EQUITY - PEN (S/) S/ in Thousands	Total	Capital Stock [Member]	Shares of the Group [Member]	Share-based Payment [Member]	Capital Surplus [Member]	Reserves [Member]	Investments in Equity Instruments [Member]	Investments in Debt Instruments [Member]	Cash Flow Hedge Reserve [Member]	Insurance Reserves [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [Member]
Balances at Dec. 31, 2018	S/ 24,266,076	S/ 1,318,993	S/ (204,353)	S/ (3,641)	S/ 246,194	S/ 17,598,556	S/ 452,551	S/ 229,470	S/ (3,161)	S/ 0	S/ 29,593	S/ 4,175,041	S/ 23,839,243	S/ 426,833
Changes in equity
Net profit for the year	4,352,331	0	0	0	0	0	0	0	0	0	0	4,265,304	4,265,304	87,027
Other comprehensive income, Note 18(d)	387,671		0	0	0	0	(58,342)	1,182,374	(26,943)	(658,491)	(58,862)	0	379,736	7,935
Total comprehensive income	4,740,002	0	0	0	0	0	(58,342)	1,182,374	(26,943)	(658,491)	(58,862)	4,265,304	4,645,040	94,962
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	1,858,811	0	0	0	0	0	(1,858,811)	0	0
Dividend distribution, Note 18(e)	(1,595,229)	0	0	0	0	0	0	0	0	0	0	(1,595,229)	(1,595,229)	0
Dividends paid to interest non-controlling of subsidiaries	(52,971)	0	0	0	0	0	0	0	0	0	0	0	0	(52,971)
Additional dividends	(638,092)		0	0	0	(31,268)	0	0	0	0	0	(606,824)	(638,092)	0
Purchase of treasury stock, Note 18(b)	(103,225)	0	0	(1,814)	(101,411)	0	0	0	0	0	0	0	(103,225)	0
Share-based payment transactions	94,804	0	0	2,004	81,254	11,546	0	0	0	0	0	0	94,804	0
Acquisition of subsidiaries	74,392	0	0	0	0	0	0	0	0	0	0	0	0	74,392
Others	(39,447)		(35)	0	0	0	0	0	0	0	0	(4,546)	(4,581)	(34,866)
Balances at Dec. 31, 2019	26,746,310	1,318,993	(204,388)	(3,451)	226,037	19,437,645	394,209	1,411,844	(30,104)	(658,491)	(29,269)	4,374,935	26,237,960	508,350
Changes in equity
Net profit for the year	334,138	0	0	0	0	0	0	0	0	0	0	346,894	346,894	(12,756)
Other comprehensive income, Note 18(d)	786,938	0	0	0	0	0	(79,007)	844,687	(10,998)	(234,107)	257,134	0	777,709	9,229
Total comprehensive income	1,121,076	0	0	0	0	0	(79,007)	844,687	(10,998)	(234,107)	257,134	346,894	1,124,603	(3,527)
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	1,977,091	0	0	0	0	0	(1,977,091)	0	0
Dividend distribution, Note 18(e)	(2,392,844)	0	0	0	0	0	0	0	0	0	0	(2,392,844)	(2,392,844)	0
Dividends paid to interest non-controlling of subsidiaries	(32,273)	0	0	0	0	0	0	0	0	0	0	0	0	(32,273)
Additional dividends	0		0	0	0	0	0	0	0	0	0	0	0	0
Purchase of treasury stock, Note 18(b)	(151,961)	0	0	(3,418)	(148,543)	0	0	0	0	0	0	0	(151,961)	0
Sale of treasury stocks, Note 18(b)	62	0	62	0	0	0	0	0	0	0	0	0	62	0
Share-based payment transactions	132,792	0	0	2,762	115,131	14,899	0	0	0	0	0	0	132,792	0
Others	22,485	0	0	0	0	0	0	0	0	0	0	(4,742)	(4,742)	27,227
Balances at Dec. 31, 2020	25,445,647	1,318,993	(204,326)	(4,107)	192,625	21,429,635	315,202	2,256,531	(41,102)	(892,598)	227,865	347,152	24,945,870	499,777
Changes in equity
Net profit for the year	3,671,829	0	0	0	0	0	0	0	0	0	0	3,584,582	3,584,582	87,247
Other comprehensive income, Note 18(d)	(1,660,059)	0	0	0	0	0	(108,317)	(2,399,931)	40,829	733,932	103,491	0	(1,629,996)	(30,063)
Total comprehensive income	2,011,770	0	0	0	0	0	(108,317)	(2,399,931)	40,829	733,932	103,491	3,584,582	1,954,586	57,184
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	346,994	0	0	0	0	0	(346,994)	0	0
Dividend distribution, Note 18(e)	(398,808)	0	0	0	0	(398,808)	0	0	0	0	0	0	(398,808)	0
Dividends paid to interest non-controlling of subsidiaries	(4,156)	0	0	0	0	0	0	0	0	0	0	0	0	(4,156)
Minority purchase	(7,822)	0	0	0	0	0	0	0	0	0	0	0	0	(7,822)
Purchase of treasury stock, Note 18(b)	(58,907)	0	0	(1,369)	(57,538)	0	0	0	0	0	0	0	(58,907)	0
Sale of treasury stocks, Note 18(b)	3,752	0	0	84	3,668	0	0	0	0	0	0	0	3,752	0
Share-based payment transactions	78,733	0	0	2,184	90,098	(13,549)	0	0	0	0	0	0	78,733	0
Others	(32,770)	0	0	0	0	0	0	0	0	0	0	(28,459)	(28,459)	(4,311)
Balances at Dec. 31, 2021	S/ 27,037,439	S/ 1,318,993	S/ (204,326)	S/ (3,208)	S/ 228,853	S/ 21,364,272	S/ 206,885	S/ (143,400)	S/ (273)	S/ (158,666)	S/ 331,356	S/ 3,556,281	S/ 26,496,767	S/ 540,672